Employee Savings and Pension Plan - Summary of Changes in Projected Benefit Obligations and Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation:
Projected benefit obligation, beginning of year	$ 80,435	$ 91,356
Interest cost	2,397	2,370	$ 2,596
Net actuarial loss (gain)	11,287	(6,400)
Plan amendments	0	135
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	811	(4,858)
Projected benefit obligation, end of year	92,465	80,435	91,356
Change in plan assets:
Fair value of plan assets, beginning of year	84,894	88,794
Actual return on plan assets	11,254	(1,716)
Employer contributions	0	5,077
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	867	(5,093)
Fair value of plan assets, end of year	94,550	84,894	$ 88,794
Funded status recorded as other assets	$ 2,085	$ 4,459